Eaton Vance
International Small-Cap Fund
August 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 92.9%
Security	Shares	Value
Australia — 7.4%
Bapcor, Ltd.	84,416	$ 382,601
BlueScope Steel, Ltd.	13,750	154,273
carsales.com, Ltd.	49,139	749,156
Dexus	51,272	303,273
Dicker Data, Ltd.	44,506	341,216
Evolution Mining, Ltd.	125,355	201,452
IGO, Ltd.	37,130	332,287
Lynas Rare Earths, Ltd. (1)	21,669	129,452
Northern Star Resources, Ltd.	35,351	186,838
OZ Minerals, Ltd.	9,941	171,322
Steadfast Group, Ltd.	165,161	565,268
Westgold Resources, Ltd.	142,569	89,633
WiseTech Global, Ltd.	5,966	235,654
		$ 3,842,425
Austria — 1.6%
ams-OSRAM AG(1)	38,581	$ 282,319
BAWAG Group AG(2)	12,629	569,797
		$ 852,116
Belgium — 1.6%
Azelis Group NV	32,788	$ 649,193
VGP NV	1,237	179,848
		$ 829,041
Canada — 9.3%
Agnico Eagle Mines, Ltd.	4,445	$ 183,303
ARC Resources, Ltd.	37,025	511,108
ATS Automation Tooling Systems, Inc.(1)	26,178	799,681
CAE, Inc.(1)	17,539	320,238
Granite Real Estate Investment Trust	10,560	599,822
Keyera Corp.	12,918	318,290
Killam Apartment Real Estate Investment Trust	47,324	607,517
Pan American Silver Corp.	7,009	104,280
Peyto Exploration & Development Corp.	30,458	284,091
Quebecor, Inc., Class B	29,031	627,106
TMX Group, Ltd.	4,954	497,531
		$ 4,852,967
Denmark — 0.9%
Topdanmark A/S	8,982	$ 471,016
		$ 471,016
Security	Shares	Value
France — 0.4%
Rubis SCA	9,687	$ 228,357
		$ 228,357
Germany — 1.5%
Jenoptik AG	17,741	$ 375,440
LEG Immobilien SE	5,111	386,257
		$ 761,697
Ireland — 0.7%
Irish Residential Properties REIT PLC	300,019	$ 382,528
		$ 382,528
Italy — 4.3%
Amplifon SpA	14,416	$ 375,694
BFF Bank SpA(2)	55,215	349,508
DiaSorin SpA	3,229	423,592
FinecoBank Banca Fineco SpA	26,584	287,434
MARR SpA	34,253	402,256
Moncler SpA	8,815	392,195
		$ 2,230,679
Japan — 28.8%
As One Corp.	17,395	$ 797,779
Asahi Intecc Co., Ltd.	17,541	312,012
Chiba Bank, Ltd. (The)	84,460	456,239
Cosmos Pharmaceutical Corp.	4,950	521,351
Daiseki Co., Ltd.	3,081	92,391
Dip Corp.	16,555	428,190
Fukuoka Financial Group, Inc.	23,856	426,299
Goldwin, Inc.	8,848	526,896
JMDC, Inc.	7,039	334,413
Kewpie Corp.	26,299	432,069
Kose Corp.	4,885	460,040
Kuraray Co., Ltd.	80,257	609,618
Kyoritsu Maintenance Co., Ltd.	21,291	832,605
LaSalle Logiport REIT	472	583,218
Lion Corp.	55,468	647,628
Mitsubishi Research Institute, Inc.	25,901	775,391
Mitsui Fudosan Logistics Park, Inc.	141	552,338
Miura Co., Ltd.	31,150	660,800
Nihon M&A Center Holdings, Inc.	52,875	655,293
Nohmi Bosai, Ltd.	11,401	134,930
Nomura Co., Ltd.	96,963	656,083
Sakata Seed Corp.	22,335	829,220
Sanwa Holdings Corp.	77,862	770,440
Sumco Corp.	54,867	744,703

Eaton Vance
International Small-Cap Fund
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Tosei Corp.	92,424	$ 923,231
Yamaha Corp.	19,931	777,486
		$14,940,663
Luxembourg — 0.2%
APERAM S.A.	4,019	$ 108,478
		$ 108,478
Netherlands — 3.9%
Aalberts NV	13,340	$ 489,178
BE Semiconductor Industries NV	7,819	371,431
Euronext NV(2)	7,638	564,471
IMCD NV	4,161	574,034
		$ 1,999,114
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	20,959	$ 250,915
		$ 250,915
Norway — 1.8%
Entra ASA(2)	32,253	$ 419,393
SmartCraft ASA(1)	226,094	414,551
TGS ASA	7,691	117,042
		$ 950,986
Portugal — 0.7%
NOS SGPS S.A.	93,737	$ 345,517
		$ 345,517
Singapore — 1.0%
Daiwa House Logistics Trust	1,031,380	$ 498,029
		$ 498,029
Spain — 1.7%
Acciona S.A.	2,209	$ 432,669
Inmobiliaria Colonial Socimi S.A.	72,517	429,544
		$ 862,213
Sweden — 5.3%
AddTech AB, Class B	35,121	$ 492,699
Boliden AB	5,369	171,927
Bravida Holding AB(2)	61,653	557,921
Indutrade AB	18,712	346,471
Lagercrantz Group AB, Class B	46,299	424,170
Security	Shares	Value
Sweden (continued)
Sdiptech AB, Class B(1)	26,684	$ 562,456
SSAB AB, Class B	39,203	183,038
		$ 2,738,682
Switzerland — 1.6%
Galenica AG(2)	4,860	$ 341,752
Logitech International S.A.	5,012	249,377
PolyPeptide Group AG(2)	6,274	230,578
		$ 821,707
United Kingdom — 18.8%
Abcam PLC(1)	38,088	$ 562,019
Allfunds Group PLC	55,441	435,295
Bellway PLC	6,181	146,146
Capital & Counties Properties PLC	234,990	326,567
Capricorn Energy PLC(1)	103,716	279,552
Cranswick PLC	15,589	557,797
Dechra Pharmaceuticals PLC	12,091	488,995
Diploma PLC	25,240	734,334
DiscoverIE Group PLC	77,628	710,966
Dr. Martens PLC	120,378	328,176
Games Workshop Group PLC	7,867	647,801
Greggs PLC	21,682	463,465
Intermediate Capital Group PLC	19,703	311,460
JTC PLC(2)	68,090	604,361
Judges Scientific PLC	5,230	461,076
Nomad Foods, Ltd.(1)	14,206	251,304
RWS Holdings PLC	158,384	632,957
St. James's Place PLC	32,979	422,129
Volution Group PLC	142,161	575,257
Watches of Switzerland Group PLC(1)(2)	45,048	409,208
Wise PLC, Class A(1)	75,039	422,901
		$ 9,771,766
United States — 0.9%
Autoliv, Inc.	6,181	$ 480,820
		$ 480,820
Total Common Stocks (identified cost $52,843,488)		$48,219,716

Exchange-Traded Funds — 5.8%
Security	Shares	Value
Equity Funds — 5.8%
iShares MSCI EAFE Small-Cap ETF	9,343	$ 511,809

Eaton Vance
International Small-Cap Fund
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Equity Funds (continued)
iShares MSCI Hong Kong ETF	47,399	$ 968,835
iShares MSCI Singapore ETF	34,121	619,637
iShares S&P/TSX SmallCap Index ETF	18,869	255,447
Vanguard MSCI Australian Small Companies Index ETF	15,113	656,754
Total Exchange-Traded Funds (identified cost $3,248,814)		$ 3,012,482

Short-Term Investments — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.11%(3)	687,494	$ 687,494
Total Short-Term Investments (identified cost $687,494)		$ 687,494

Total Investments — 100.0% (identified cost $56,779,796)	$51,919,692
Other Assets, Less Liabilities — 0.0%(4)	$ 4,969
Net Assets — 100.0%	$51,924,661
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2022, the aggregate value of these securities is $4,046,989 or 7.8% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2022.
(4)	Amount is less than 0.05%.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	21.5%	$11,169,658
Real Estate	11.9	6,191,565
Financials	11.5	5,960,808
Consumer Discretionary	10.4	5,387,399
Information Technology	9.2	4,772,083
Health Care	7.9	4,117,749
Consumer Staples	7.9	4,101,665
Exchange-Traded Funds	5.8	3,012,482
Materials	5.1	2,625,901
Communication Services	3.3	1,721,779
Energy	2.9	1,510,083
Utilities	1.3	661,026
Short-Term Investments	1.3	687,494
Total Investments	100.0%	$51,919,692

The Fund did not have any open derivative instruments at August 31, 2022.
Affiliated Investments
At August 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $687,494, which represents 1.3% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended August 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$1,330,780	$14,063,484	$(15,394,142)	$(122)	$ —	$ —	$657	—
Liquidity Fund	—	8,996,425	(8,308,931)	—	—	687,494	4,395	687,494
Total				$(122)	$ —	$687,494	$5,052

Eaton Vance
International Small-Cap Fund
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ —	$19,532,032	$ —	$19,532,032
Developed Europe	251,304	23,102,593	—	23,353,897
North America	5,333,787	—	—	5,333,787
Total Common Stocks	$5,585,091	$42,634,625*	$ —	$48,219,716
Exchange-Traded Funds	$2,355,728	$ 656,754*	$ —	$ 3,012,482
Short-Term Investments	687,494	—	—	687,494
Total Investments	$8,628,313	$43,291,379	$ —	$51,919,692
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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